Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D

Shares of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a “Fund” and,

collectively, the “Funds”)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Institutional	0.80%	None	0.01%	0.81%	(0.20)%	0.61%
Class P	0.90	None	0.01	0.91	(0.20)	0.71
Administrative	0.80	0.25%	0.01	1.06	(0.20)	0.86
Class D	0.90	0.25	0.01	1.16	(0.20)	0.96

(1)	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, where applicable, advisory fees have been restated to reflect current fee rates.
(2)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$62	$239	$430	$983
Class P	73	270	484	1,101
Administrative	88	317	565	1,276
Class D	98	349	619	1,391

Disclosure Relating to Allianz AGIC Opportunity Fund

Within the Fund Summary relating to the Allianz AGIC Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.95%	None	0.01%	0.96%	(0.05)%	0.91%
Class P	1.05	None	0.01	1.06	(0.05)	1.01
Administrative	0.95	0.25%	0.01	1.21	(0.05)	1.16
Class D	1.05	0.25	0.01	1.31	(0.05)	1.26

(1)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$93	$301	$526	$1,173
Class P	103	332	580	1,290
Administrative	118	379	660	1,462
Class D	128	410	713	1,575

Disclosure Relating to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.94%	None	0.01%	0.95%	(0.05)%	0.90%
Class P	1.04	None	0.01	1.05	(0.05)	1.00
Administrative	0.94	0.25%	0.01	1.20	(0.05)	1.15
Class D	1.04	0.25	0.01	1.30	(0.05)	1.25

(1)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.05%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$92	$298	$521	$1,162
Class P	102	329	575	1,278
Administrative	117	376	655	1,450
Class D	127	407	708	1,563

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.86%	None	0.01%	0.87%	(0.08)%	0.79%
Class P	0.96	None	0.01	0.97	(0.03)	0.94
Administrative	0.86	0.25%	0.01	1.12	(0.08)	1.04
Class D	0.96	0.25	0.01	1.22	(0.03)	1.19

(1)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, (i) an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets, and (ii) an irrevocable waiver of a portion of its administrative fees paid by Institutional and Administrative Class shares, which reduces the 0.30% contractual fee rate by 0.05% of the Fund’s daily net assets attributable to the particular share class.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$81	$270	$474	$1,065
Class P	96	306	533	1,187
Administrative	106	348	609	1,356
Class D	121	384	667	1,475

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(1)	Total Annual Fund Operating Expenses After Expense Reductions(1)
Institutional	0.75%	None	0.01%	0.76%	(0.05)%	0.71%
Class P	0.85	None	0.01	0.86	(0.05)	0.81
Administrative	0.75	0.25%	0.01	1.01	(0.05)	0.96
Class D	0.85	0.25	0.01	1.11	(0.05)	1.06

(1)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$73	$238	$417	$938
Class P	83	269	472	1,056
Administrative	98	317	553	1,232
Class D	108	348	607	1,347

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” will be revised in its entirety as follows:

Allianz Fund	Advisory Fees
AGIC U.S. Managed Volatility Fund(1)	0.39%
NFJ Dividend Value(2), NFJ Large-Cap Value and RCM Large-Cap Growth(3) Funds	0.45%
RCM Mid-Cap Fund	0.47%
AGIC International Managed Volatility Fund(4)	0.49%
NFJ Small-Cap Value Fund(5)	0.57%
NFJ International Value and NFJ Mid-Cap Value Funds	0.60%
AGIC Income & Growth, AGIC Opportunity(6) and NFJ All-Cap Value Funds	0.65%
RCM Global Commodity Equity Funds	0.70%
RCM Wellness Fund	0.80%
AGIC Emerging Markets Opportunities Fund(7)	0.88%
RCM Global Small-Cap Fund(8)	0.88%
RCM Technology Fund	0.90%

(1)	Effective December 1, 2011, the Investment Advisory fee was contractually reduced from 0.50% to 0.30%.
(2)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Investment Advisory fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.
(3)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of the Investment Advisory fee, which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

(4)	From November 1, 2010 through January 31, 2012, the Investment Advisory fee was subject to a fee waiver that reduced the 0.60% contractual fee rate by 0.05% to 0.55%. Effective February 1, 2012, the Investment Advisory fee was contractually reduced to 0.40%.
(5)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of the Investment Advisory fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, an additional 0.025% on net assets in excess of $4 billion and an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund during the whole of its 2011-2012 fiscal year.
(6)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of the Investment Advisory fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.
(7)	From November 1, 2010 through October 31, 2011, the Investment Advisory fee was subject to a fee waiver that reduced the 0.90% contractual fee rate by 0.05% to 0.85%.
(8)	From November 1, 2010 through October 31, 2011, the Investment Advisory fee was subject to a fee waiver that reduced the 1.00% contractual fee rate by 0.15% to 0.85%. Effective November 1, 2011, the Investment Advisory fee was contractually reduced to 0.90%.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” will be revised in its entirety as follows:

Administration Fees
Allianz Fund	Institutional Class	Class P	Administrative Class	Class D
AGIC Emerging Markets Opportunities Fund(1)	0.40%	0.50%	NA	0.50%
AGIC Income & Growth Fund	0.30%	0.40%	NA	0.40%
AGIC International Managed Volatility Fund(2)	0.32%	0.42%	0.32%	0.42%
AGIC Opportunity Fund	0.30%	0.40%	0.30%	0.40%
AGIC U.S. Managed Volatility Fund	0.30%	0.40%	0.30%	0.40%
NFJ All-Cap Value Fund	0.30%	0.40%	0.30%	0.40%
NFJ Dividend Value Fund	0.25%	0.35%	0.25%	0.35%
NFJ International Value Fund(3)	0.27%	0.37%	0.27%	0.37%
NFJ Large-Cap Value Fund	0.30%	0.40%	0.30%	0.40%
NFJ Mid-Cap Value Fund	0.30%	0.40%	0.30%	0.40%
NFJ Small-Cap Value Fund(4)	0.21%	0.36%	0.21%	0.36%
RCM Global Commodity Equity Fund	0.35%	0.45%	NA	0.45%
RCM Global Small-Cap Fund	0.35%	0.45%	NA	0.45%
RCM Large-Cap Growth Fund	0.30%	0.40%	0.30%	0.40%
RCM Mid-Cap Fund	0.30%	0.40%	0.30%	0.40%
RCM Technology Fund	0.30%	0.40%	0.30%	0.40%
RCM Wellness Fund	NA	NA	NA	0.40%

(1)

The Administrator had agreed to observe, through March 31, 2011 a contractual waiver of a portion of its Administration fees paid by Institutional Class shares such that total annual fund operating expenses (excluding extraordinary expenses) do not exceed 1.29% of the

Fund’s average daily net assets attributable to the Institutional Class shares. Effective April 1, 2011, the Administrator had agreed to observe, through June 30, 2012, a contractual waiver of a portion of its administrative fees paid by Institutional Class shares such that total annual fund operating expenses (excluding extraordinary expenses) do not exceed 1.35% of the Fund’s average daily net assets attributable to the Institutional Class shares.
(2)	Effective November 1, 2012, the Administrator has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Administration fees, which reduces the contractual fee rate by 0.20%.
(3)	Effective June 7, 2010 through October 31, 2011, the Administrator had agreed to a voluntary 0.10% waiver of its Administration fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2011, the Administrator had agreed to a voluntary 0.075% waiver of its Administration fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2012, the Administrator has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Administration fees, which reduces the contractual fee rate by 0.05%. Effective November 1, 2012, the Administrator has voluntarily agreed to observe an additional waiver of a portion of its Administration fees, which reduces the contractual fee rate by an additional 0.025%; this additional waiver may be revoked at any time by the Administrator in its discretion without prior notice.
(4)	In addition to the breakpoints in the Administration fee rate described above, the Administrator has voluntarily agreed to observe, effective November 1, 2011, an irrevocable waiver of a portion of its Administration fees paid by Institutional and Administrative Class shares in the amount of 0.05% of the Fund’s average daily net assets attributable to these particular share classes.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated November 1, 2012

to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares

of all series of Allianz Funds except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Dated August 29, 2012 (as supplemented thereafter)

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused

Growth Fund and Allianz Global Investors Money Market Fund (each, a “Fund” and, collectively, the “Funds”)

On October 18-19, 2012, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2012 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to Allianz AGIC International Managed Volatility Fund

Within the Fund Summary relating to the Allianz AGIC International Managed Volatility Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(2)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	0.90%	0.25%	0.01%	1.16%	(0.20)%	0.96%
Class C	0.90	1.00	0.01	1.91	(0.20)	1.71
Class R	0.90	0.50	0.01	1.41	(0.20)	1.21

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	“Management Fees” reflect the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and where applicable, advisory fees have been restated to reflect current fee rates.
(3)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.20%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$643	$879	$1,135	$1,865	$643	$879	$1,135	$1,865
Class C	274	581	1,013	2,216	174	581	1,013	2,216
Class R	123	427	752	1,674	123	427	752	1,674

Disclosure Relating to Allianz AGIC Opportunity Fund

Within the Fund Summary relating to the Allianz AGIC Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.05%	0.25%	0.01%	1.31%	(0.05)%	1.26%
Class B	1.05	1.00	0.01	2.06	(0.05)	2.01
Class C	1.05	1.00	0.01	2.06	(0.05)	2.01
Class R	1.05	0.50	0.01	1.56	(0.05)	1.51

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$938	$1,224	$2,038	$671	$938	$1,224	$2,038
Class B	704	941	1,304	2,103	204	641	1,104	2,103
Class C	304	641	1,104	2,386	204	641	1,104	2,386
Class R	154	488	845	1,852	154	488	845	1,852

Disclosure Relating to Allianz NFJ International Value Fund

Within the Fund Summary relating to the Allianz NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.04%	0.25%	0.01%	1.30%	(0.05)%	1.25%
Class C	1.04	1.00	0.01	2.05	(0.05)	2.00
Class R	1.04	0.50	0.01	1.55	(0.05)	1.50

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees (together with advisory fees paid to AGIFM, a component of “Management Fees”), which reduces the contractual fee rate by 0.05%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$670	$935	$1,219	$2,027	$670	$935	$1,219	$2,027
Class C	303	638	1,099	2,375	203	638	1,099	2,375
Class R	153	485	840	1,841	153	485	840	1,841

Disclosure Relating to Allianz NFJ Small-Cap Value Fund

Within the Fund Summary relating to the Allianz NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.96%	0.25%	0.01%	1.22%	(0.03)%	1.19%
Class B	0.96	1.00	0.01	1.97	(0.03)	1.94
Class C	0.96	1.00	0.01	1.97	(0.03)	1.94
Class R	0.96	0.50	0.01	1.47	(0.03)	1.44

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.60% contractual fee rate by 0.025% on assets in excess of $3 billion, by an additional 0.025% on assets in excess of $4 billion and by an additional 0.025% on assets in excess of $5 billion, each based on the Fund’s average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$665	$913	$1,181	$1,944	$665	$913	$1,181	$1,944
Class B	697	915	1,260	2,008	197	615	1,060	2,008
Class C	297	615	1,060	2,293	197	615	1,060	2,293
Class R	147	462	800	1,755	147	462	800	1,755

Disclosure Relating to Allianz RCM Large-Cap Growth Fund

Within the Fund Summary relating to the Allianz RCM Large-Cap Growth Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” will be revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.85%	0.25%	0.01%	1.11%	(0.05)%	1.06%
Class B	0.85	1.00	0.01	1.86	(0.05)	1.81
Class C	0.85	1.00	0.01	1.86	(0.05)	1.81
Class R	0.85	0.50	0.01	1.36	(0.05)	1.31

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2012, AGIFM has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its advisory fees (together with administrative fees paid to AGIFM, a component of “Management Fees”), which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$652	$879	$1,123	$1,823	$652	$879	$1,123	$1,823
Class B	684	880	1,201	1,888	184	580	1,001	1,888
Class C	284	580	1,001	2,176	184	580	1,001	2,176
Class R	133	426	740	1,631	133	426	740	1,631

Disclosure Relating to All Series of Allianz Funds, except for Allianz RCM Focused Growth Fund and Allianz Global Investors Money Market Fund

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” will be revised in its entirety as follows:

Allianz Fund	Advisory Fees
AGIC U.S. Managed Volatility Fund(1)	0.39%
NFJ Dividend Value(2), NFJ Large-Cap Value and RCM Large-Cap Growth(3) Funds	0.45%
RCM Mid-Cap Fund	0.47%
AGIC International Managed Volatility Fund(4)	0.49%
NFJ Small-Cap Value Fund(5)	0.57%
NFJ International Value and NFJ Mid-Cap Value Funds	0.60%
AGIC Income & Growth, AGIC Opportunity(6) and NFJ All-Cap Value Funds	0.65%
RCM Global Commodity Equity Funds	0.70%
RCM Wellness Fund	0.80%
AGIC Emerging Markets Opportunities Fund(7)	0.88%
RCM Global Small-Cap Fund(8)	0.88%
RCM Technology Fund	0.90%

(1)	Effective December 1, 2011, the Investment Advisory fee was contractually reduced from 0.50% to 0.30%.
(2)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its Investment Advisory fee, which reduces the 0.45% contractual fee rate by 0.025% on net assets in excess of $7.5 billion and an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.
(3)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of the Investment Advisory fee, which reduces the 0.45% contractual fee rate by 0.05% to 0.40%.
(4)	From November 1, 2010 through January 31, 2012, the Investment Advisory fee was subject to a fee waiver that reduced the 0.60% contractual fee rate by 0.05% to 0.55%. Effective February 1, 2012, the Investment Advisory fee was contractually reduced to 0.40%.
(5)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of the Investment Advisory fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, an additional 0.025% on net assets in excess of $4 billion and an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund during the whole of its 2011-2012 fiscal year.
(6)	Effective November 1, 2012, Allianz Global Fund Management has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of the Investment Advisory fee, which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.
(7)	From November 1, 2010 through October 31, 2011, the Investment Advisory fee was subject to a fee waiver that reduced the 0.90% contractual fee rate by 0.05% to 0.85%.
(8)	From November 1, 2010 through October 31, 2011, the Investment Advisory fee was subject to a fee waiver that reduced the 1.00% contractual fee rate by 0.15% to 0.85%. Effective November 1, 2011, the Investment Advisory fee was contractually reduced to 0.90%.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administrative Fees” will be revised in its entirety as follows:

Administration Fees
Allianz Fund	Class A	Class B	Class C	Class R
AGIC Emerging Markets Opportunities Funds	0.50%	N/A	0.50%	N/A
AGIC Income & Growth Fund	0.40%	N/A	0.40%	0.40%
AGIC International Managed Volatility Fund(1)	0.42%	N/A	0.42%	0.42%
AGIC Opportunity Fund	0.40%	0.40%	0.40%	0.40%
AGIC U.S. Managed Volatility Fund	0.40%	0.40%	0.40%	N/A
NFJ All-Cap Value Fund	0.40%	0.40%	0.40%	N/A
NFJ Dividend Value Fund	0.35%	0.35%	0.35%	0.35%
NFJ International Value Fund(2)	0.37%	N/A	0.37%	0.37%
NFJ Large-Cap Value Fund	0.40%	0.40%	0.40%	0.40%
NFJ Mid-Cap Value Fund	0.40%	0.40%	0.40%	0.40%
NFJ Small-Cap Value Fund	0.36%	0.36%	0.36%	0.36%
RCM Global Commodity Equity Fund	0.45%	N/A	0.45%	N/A
RCM Global Small-Cap Fund	0.45%	0.45%	0.45%	N/A
RCM Large-Cap Growth Fund	0.40%	0.40%	0.40%	0.40%
RCM Mid-Cap Fund	0.40%	0.40%	0.40%	0.40%
RCM Technology Fund	0.40%	0.40%	0.40%	N/A
RCM Wellness Fund	0.40%	0.40%	0.40%	N/A

(1)	Effective November 1, 2012, the Administrator has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees, which reduces the contractual fee rate by 0.20%.
(2)	Effective June 7, 2010 through October 31, 2011, the Administrator had agreed to a voluntary 0.10% waiver of its administrative fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2011, the Administrator had agreed to a voluntary 0.075% waiver of its administrative fees paid by all share classes based on the Fund’s average daily net assets. Effective November 1, 2012, the Administrator has contractually agreed to observe, through October 31, 2013, an irrevocable waiver of a portion of its administrative fees, which reduces the contractual fee rate by 0.05%. Effective November 1, 2012, the Administrator has voluntarily agreed to observe an additional waiver of a portion of its administrative fees, which reduces the contractual fee rate by an additional 0.025%; this additional waiver may be revoked at any time by the Administrator in its discretion without prior notice.